Property, plant and equipment (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	SFr 4,416	SFr 3,917
Property, plant and equipment, end of period	5,116	4,416	SFr 3,917
Acquisition Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	10,133	8,445
Acquisitions	2,610	2,034
Disposals	(77)	(346)
Property, plant and equipment, end of period	12,666	10,133	8,445
Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	(5,717)	(4,528)
Depreciation expense	(1,897)	(1,535)	(1,300)
Disposals	64	346
Property, plant and equipment, end of period	(7,550)	(5,717)	(4,528)
Furniture [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	153	90
Property, plant and equipment, end of period	315	153	90
Furniture [Member] | Acquisition Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	214	158
Acquisitions	207	96
Disposals	0	(40)
Property, plant and equipment, end of period	421	214	158
Furniture [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	(61)	(68)
Depreciation expense	(45)	(33)
Disposals	0	40
Property, plant and equipment, end of period	(106)	(61)	(68)
IT Equipment [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	527	560
Property, plant and equipment, end of period	438	527	560
IT Equipment [Member] | Acquisition Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	1,497	1,187
Acquisitions	257	310
Disposals	0	0
Property, plant and equipment, end of period	1,754	1,497	1,187
IT Equipment [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	(970)	(627)
Depreciation expense	(346)	(343)
Disposals	0	0
Property, plant and equipment, end of period	(1,316)	(970)	(627)
Laboratory Equipment [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	3,553	3,079
Property, plant and equipment, end of period	SFr 3,457	3,553	3,079
Percentage of increase in equipment	16.60%
Laboratory Equipment [Member] | Acquisition Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	SFr 7,958	6,698
Acquisitions	1,315	1,566
Disposals	(77)	(306)
Property, plant and equipment, end of period	9,196	7,958	6,698
Laboratory Equipment [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	(4,405)	(3,619)
Depreciation expense	(1,398)	(1,092)
Disposals	64	306
Property, plant and equipment, end of period	(5,739)	(4,405)	(3,619)
Leasehold Improvements [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	183	188
Property, plant and equipment, end of period	906	183	188
Leasehold Improvements [Member] | Acquisition Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	464	402
Acquisitions	831	62
Disposals	0	0
Property, plant and equipment, end of period	1,295	464	402
Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	(281)	(214)
Depreciation expense	(108)	(67)
Disposals	0	0
Property, plant and equipment, end of period	SFr (389)	SFr (281)	SFr (214)